Note 32 (Tables)	12 Months Ended
Dec. 31, 2021
Capital Base And Capital Management [Abstract]
Eligible capital resources [Table Text Block]
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2021, 2020 and 2019 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2021	2020	2019
Capital	26	3,267	3,267	3,267
Share premium	27	23,599	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	29,984	30,344	29,269
Other equity instruments, net		60	42	56
Treasury shares	29	(647)	(46)	(62)
Profit (loss) attributable to the parent company	5	4,653	1,305	3,512
Interim dividend		(532)	—	(1,084)
Total equity		60,384	58,904	58,950
Accumulated other comprehensive income (loss)	30	(16,476)	(14,356)	(10,226)
Non-controlling interest	31	4,853	5,471	6,201
Shareholders' equity		48,760	50,020	54,925
Goodwill and other intangible assets		(1,484)	(3,455)	(6,803)
Deductions		(1,484)	(3,455)	(6,803)
Differences from solvency and accounting perimeter		(130)	(186)	(215)
Equity not eligible at solvency level		(130)	(186)	(215)
Other adjustments and deductions (*)		(7,197)	(3,449)	(4,253)
Common Equity Tier 1 (CET 1)		39,949	42,931	43,653
Additional Tier 1 before Regulatory Adjustments		5,737	6,666	6,048
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		45,686	49,597	49,701
Tier 2		7,383	8,547	8,304

Total Capital (Total Capital=Tier 1 + Tier 2)		53,069	58,145	58,005
Total Minimum equity required		39,275	45,042	46,540
(*) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4) and the amount of shareholders remuneration pending to be distributed.
Amount of capital CC1 [Table Text Block]
The Group’s own funds in accordance with the aforementioned applicable regulation as of December 31, 2021, 2020 and 2019 are shown below:

Amount of capital CC1 (Millions of Euros)
	2021	2020	2019
Capital and share premium	26,866	27,259	27,259
Retained earnings and equity instruments	30,745	29,974	29,127
Other accumulated income and other reserves	(17,200)	(14,023)	(10,133)
Minority interests	2,800	3,656	4,404
Net interim attributable profit	2,573	860	1,316
Common Equity Tier I (CET1) before other regulatory adjustments	45,784	47,726	51,974
Goodwill and intangible assets	(1,484)	(3,455)	(6,803)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments (*)	(2,800)	(366)	(484)
Deferred tax assets	(1,009)	(1,478)	(1,420)
Other deductions and filters	(542)	504	386
Total common equity Tier 1 regulatory adjustments	(5,835)	(4,795)	(8,321)
Common equity TIER 1 (CET1)	39,949	42,931	43,653
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,266	6,130	5,400
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	472	536	648
Additional Tier 1 (CET 1) before regulatory adjustments	5,738	6,666	6,048
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	5,738	6,666	6,048
Tier 1 (Common equity TIER 1+ additional TIER 1)	45,687	49,597	49,701
Capital instruments and share premium accounted as Tier 2	4,324	4,540	3,242
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	2,516	3,410	4,512
Credit risk adjustments	722	604	631
Tier 2 before regulatory adjustments	7,562	8,554	8,385
Tier 2 regulatory adjustments	(180)	(6)	(82)
Tier 2	7,382	8,547	8,304
Total capital (Total capital=Tier 1 + Tier 2)	53,069	58,145	58,005
Total RWA	307,795	353,273	364,448
CET 1 (phased-in)	12.98%	12.15%	11.98%
Tier 1 (phased-in)	14.84%	14.04%	13.64%
Total capital (phased-in)	17.24%	16.46%	15.92%
(*) Includes mainly the amount of repurchase of own shares pending to be executed and up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4)

Leverage Ratio [Table Text Block]
Breakdown of leverage ratio as of December 31, 2021, 2020 and 2019, calculated according to CCR, is as follows:

Leverage ratio
	2021	2020	2019
Tier 1 (millions of Euros) (a)	45,687	49,597	49,701
Exposure to leverage ratio (millions of Euros) (b)	671,790	741,095	731,087
Leverage ratio (a)/(b) (percentage)	6.80%	6.69%	6.80%